Business, Basis of Presentation and Significant Accounting Policies - Stock Offering (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended
	Mar. 31, 2013 segments	Mar. 31, 2012	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Apr. 11, 2013 Subsequent Event	Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	May 07, 2013 Parent Issuer Subsequent Event	May 07, 2013 ING International Subsequent Event
Item Effected [Line Items]
Offering of shares by parent company and subsidiaries	0	0	0	0	0	65,192,307					30,769,230	34,423,077
Potential ownership by affiliate of parent company following IPO												75.00%
Additional shares potentially acquired by affiliate's employees of parent												9,778,846
Number of reportable segments	3		3
Number of operating segments	5		5
Total shares authorized							1,000,000,000
Common stock, shares authorized	900,000,000		900,000,000	900,000,000			900,000,000		900,000,000	900,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized							100,000,000
Preferred stock, par value							$ 0.01
Stock split conversion ratio							2,295.248835
Common stock, shares issued	230,079,120		230,079,120	230,079,120				230,079,120	230,079,120	230,079,120
Common stock, shares outstanding	230,000,000		230,000,000	230,000,000				230,000,000	230,000,000	230,000,000
Treasury stock, shares	79,120		79,120	79,120				79,120	79,120	79,120